Basis of Presentation and Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 30, 2015
Business Combination, Consideration Transferred					$ 8,486,000
Operating Income (Loss)	$ (2,065,000)	$ (987,000)	$ (4,433,000)	$ (2,069,000)	(4,087,000)	$ (2,439,000)
Increase Decrease To Gross Profit					2,370,000
Gross Profit, Total	(4,003,000)	$ (1,325,000)	(7,222,000)	(2,767,000)	(6,152,000)	(3,782,000)
Net Cash Provided by (Used in) Operating Activities			(4,600,000)	(2,200,000)	4,034,000	4,188,000
Proceeds from Issuance of Common Stock			33,000	$ 2,000,000	2,000,000	0
Advertising Expense					193,000	65,000
Capitalized Computer Software, Net					177,000	303,000
Deferred Offering Costs	254,000		$ 254,000		225,000	0
Subsequent Event [Member]
Line of Credit Facility, Remaining Borrowing Capacity							$ 4,000,000
Scenario, Forecast [Member]
Proceeds from Issuance of Common Stock	$ 15,000,000
Shared Services [Member]
Increase Decrease To Operating Income					1,825,000
Operating Income (Loss)					5,360,000	3,535,000
Net Of Provider Payments [Member]
Revenues					$ 6,900,000	$ 7,000,000